Pro Forma Financial Data - Schedule of Pro Forma Financial Data (Details) - USD ($)		9 Months Ended
		Mar. 31, 2016		Mar. 31, 2015
Revenue		$ 534		$ 1,952
Operating Loss		(365,515)		(645,699)
Net Loss		(5,400,255)		(828,376)
Net income attributable to the registrant		$ (5,400,255)		$ (828,376)
Earnings per share		$ (0.10)			[1]
Pro Forma [Member]
Revenue
Operating Loss				(10,260)	[2]
Net Loss		(161,029)	[3]	(192,937)	[4]
Net income attributable to the registrant		$ (161,029)		$ (192,937)
Earnings per share
Klear Kapture Inc [Member]
Revenue		$ 534		$ 1,952
Operating Loss		(365,515)		(635,439)
Net Loss		(5,239,226)		(635,439)
Net income attributable to the registrant		$ (5,239,226)		$ (635,439)
Earnings per share		$ (0.07)		$ (0.02)	[1]
Life Clips Inc f/k/a Blue Sky Media Corp [Member]
Revenue
Operating Loss
Net Loss
Net income attributable to the registrant
Earnings per share	[1]

[1]	Less than $0.01
[2]	Subsequently issued 3,190,000 shares of common stock, with a fair market value of $10,260, in exchange for consulting services.
[3]	Subsequently issue 3.85% interest Convertible Notes for $617,577.88
[4]	In addition to item B, the Company subsequently issue 3.85% interest Convertible Notes for $617,577.88